Employees and remuneration of key management personnel	12 Months Ended
Dec. 31, 2025
Employees and remuneration of key management personnel
Employees and remuneration of key management personnel

7.Employees and remuneration of key management personnel

Employees

The average number of employees by individual geographical segment and the Group’s total employment costs are included below.

Average number of employees

	2025 '000	2024 '000	2023 '000
North America	4	4	5
EMEA & LatAm	12	13	12
APAC	8	7	7
Total	24	24	24

Aggregate remuneration of all employees including Directors

	2025 £m	2024 £m	2023 £m
Wages and salaries[1]	1,692	1,772	1,751
Social security costs	175	173	176
Pensions and other post-employment costs (Note 20)	25	29	26
Share-based incentive plans (Note 26)	95	117	88
Severance costs from integration and restructuring activities	48	79	108
Total	2,035	2,170	2,149

[1]Included in wages and salaries are costs in relation to defined contribution pension schemes, principally in the US and UK, of £62m (2024: £60m, 2023: £70m).

Remuneration of key management personnel

Key management personnel comprises the Executive Directors and the Executive Team. The compensation of key management personnel in respect of their services to the Group in aggregate was as follows:

Remuneration of key management personnel

	2025 £m	2024 £m	2023 £m
Wages and salaries	23	22	19
Social security costs	5	3	2
Defined contribution schemes	1	1	1
Share-based incentive plans	20	20	15
Non-executive directors fees	2	2	2
Total	51	48	39

The gain on the share awards exercised by Directors in 2025 amounted to £1.8m (2024: £0.1m, 2023: £nil). This gain reflects the increase in share price between the grant date and the release date.